Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Other debtors	$ 1,694	$ 1,779
Cash at bank and in hand	1,878	1,902
Liabilities: amounts falling due within one year
Accruals and deferred income	(539)	(565)
Capital and reserves
Shareholders' funds	16,960	17,088
Prudential plc
Fixed assets
Investments in subsidiary undertakings	13,178	13,114
Current assets
Amounts owed by subsidiary undertakings	7,501	7,013
Other debtors		9
Other investments: equity securities - fair value through other comprehensive income	266	683
Cash at bank and in hand	45	1,711
Total current assets	7,812	9,416
Liabilities: amounts falling due within one year
Subordinated liabilities	(21)	(1,725)
Debenture loans	(361)
Commercial paper	(501)	(500)
Amounts owed to subsidiary undertakings	(614)	(161)
Tax payable	(9)	(7)
Accruals and deferred income	(63)	(85)
Total current liabilities	(1,569)	(2,478)
Net current assets	6,243	6,938
Total assets less current liabilities	19,421	20,052
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(2,265)	(2,350)
Debenture loans	(1,614)	(1,702)
Other borrowings		(350)
Total non-current liabilities	(3,879)	(4,402)
Total net assets	15,542	15,650
Capital and reserves
Share capital	182	182
Share premium	5,006	5,010
Profit and loss account	10,354	10,458
Shareholders' funds	$ 15,542	$ 15,650